EARNINGS PER SHARE	6 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE
3.
  EARNINGS PER SHARE

Basic earnings per share is computed based on the weighted average number of common shares outstanding. Diluted earnings per share is computed based on the weighted average number of common shares outstanding and common share equivalents (“CSEs”) that would arise from the exercise of dilutive securities.

The calculated basic and diluted earnings per share are as follows:

	Six Month Ended March 31,				Year Ended September 30,
	2013		2012		2012		2011
	(unaudited)
	(Dollars in Thousands Except Per Share Data)
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income	$286	$286	$488	$488	$2,593	$2,593	$112	$112
Weighted average shares outstanding	9,642,156	9,642,156	9,584,075	9,584,075	9,599,222	9,599,222	9,542,298	9,542,298
Effect of CSEs	—	92,389	—	11,363	—	24,524	—	86,892
Adjusted weighted average shares used in earnings per share computation	9,642,156	9,734,545	9,584,075	9,595,438	9,599,222	9,623,746	9,542,298	9,629,190
Earnings per share – basic and diluted	$0.03	$0.03	$0.05	$0.05	$0.27	$0.27	$0.01	$0.01

At March 31, 2013 and 2012 (unaudited), there were anti-dilutive shares of 554,596 and 442,400, respectively. Options to purchase 442,400 shares of common stock were outstanding at September 30, 2012 and 2011, but were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive. The exercise price for the stock options representing the anti-dilutive shares ranged from $7.25 to $11.17.